Restricted Net Asset - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statutory Accounting Practices [Line Items]
Statutory reserves	$ 6,167	¥ 42,403	¥ 38,736
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	761,341	5,234,597
PRC
Statutory Accounting Practices [Line Items]
Statutory reserves	$ 6,167	¥ 42,403	¥ 38,736
PRC | Minimum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve	10.00%	10.00%
PRC | Maximum
Statutory Accounting Practices [Line Items]
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%